Document and Entity Information (USD $)	12 Months Ended
	Aug. 31, 2013	Nov. 28, 2013
Document And Entity Information
Entity Registrant Name	American Mining Corp
Entity Central Index Key	0001343009
Document Type	S-1
Document Period End Date	Aug. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 36,040
Entity Common Stock, Shares Outstanding		20,680,203
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013